Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025
Non-current assets
Goodwill	£ 9,343	£ 9,532
Other intangible assets	3,669	3,564
Property, plant and equipment	76,345	74,091
Other non-current assets	897	959
Pensions and other post-retirement benefit assets	2,424	2,489
Financial and other investments	795	798
Investments in joint ventures and associates	624	608
Derivative financial assets	736	369
Total non-current assets	94,833	92,410
Current assets
Inventories	641	557
Trade and other receivables	2,830	4,092
Current tax assets	11	11
Financial and other investments	3,172	5,753
Derivative financial assets	240	113
Cash and cash equivalents	887	1,178
Assets held for sale	1,146	2,628
Total current assets	8,927	14,332
Total assets on disposal	103,760	106,742
Current liabilities
Borrowings	(3,624)	(4,662)
Derivative financial liabilities	(358)	(381)
Trade and other payables	(4,264)	(4,472)
Contract liabilities	(86)	(96)
Current tax liabilities	(187)	(219)
Provisions	(338)	(357)
Liabilities held for sale	(328)	(434)
Total current liabilities	(9,185)	(10,621)
Non-current liabilities
Borrowings	(42,290)	(42,877)
Derivative financial liabilities	(555)	(821)
Other non-current liabilities	(894)	(876)
Contract liabilities	(2,516)	(2,418)
Deferred tax liabilities	(8,114)	(8,038)
Pensions and other post-retirement benefit obligations	(349)	(573)
Provisions	(2,639)	(2,692)
Total non-current liabilities	(57,357)	(58,295)
Total liabilities	(66,542)	(68,916)
Net assets	37,218	37,826
Equity
Share capital	645	638
Share premium account	1,284	1,292
Retained earnings	39,985	40,106
Other equity reserves	(4,724)	(4,233)
Total shareholders’ equity	37,190	37,803
Non-controlling interests	28	23
Total equity	£ 37,218	£ 37,826